NONCONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Noncontrolling interest
Balance at the beginning of the period	$ 22,576	$ 9,218	$ 3,818
Addition of non-controlling interest		16,767
Capital contribution of non-controlling interest holder		457
Addition of non-controlling interest in connection with new establishments	130	733
Dividend distribution to non-controlling interest holder	(983)	(614)
Share of profit (loss)	(1,293)	(1,837)	283
Purchase of non-controlling interest	906	(1,664)
Other comprehensive income	(1,368)	(484)	24
Balance at the end of the period	19,968	22,576	9,218
iKang Zhejiang BVI
Noncontrolling interest
Balance at the beginning of the period	418	260	106
Share of profit (loss)	176	158	133
Other comprehensive income	(10)		21
Balance at the end of the period	584	418	260
WA HK
Noncontrolling interest
Balance at the beginning of the period	4,678	5,330
Addition of non-controlling interest			3,388
Capital contribution of non-controlling interest holder			1,984
Share of profit (loss)	(957)	(453)	(42)
Other comprehensive income	(293)	(199)
Balance at the end of the period	3,428	4,678	5,330
iKang Shanghai Gubei
Noncontrolling interest
Balance at the beginning of the period		1,034	824
Dividend distribution to non-controlling interest holder		(557)
Share of profit (loss)		9	210
Purchase of non-controlling interest		(486)
Balance at the end of the period			1,034
Fujian iKang
Noncontrolling interest
Balance at the beginning of the period	650	617	389
Share of profit (loss)	62	61	228
Other comprehensive income	(43)	(28)
Balance at the end of the period	669	650	617
Shenzhen Hospital Management
Noncontrolling interest
Balance at the beginning of the period	(828)	(52)	53
Share of profit (loss)	(69)	(789)	(105)
Purchase of non-controlling interest	906
Other comprehensive income	(9)	13
Balance at the end of the period		(828)	(52)
Shanghai Jianwei Management
Noncontrolling interest
Balance at the beginning of the period	(94)	68	161
Capital contribution of non-controlling interest holder			50
Share of profit (loss)	(177)	(162)	(145)
Other comprehensive income	10		2
Balance at the end of the period	(261)	(94)	68
Beijing Jiandatong
Noncontrolling interest
Balance at the beginning of the period	64	94	45
Capital contribution of non-controlling interest holder			58
Share of profit (loss)	(28)	(27)	(9)
Other comprehensive income	(3)	(3)
Balance at the end of the period	33	64	94
MediFast
Noncontrolling interest
Balance at the beginning of the period	1,753	1,553	1,737
Dividend distribution to non-controlling interest holder	(983)	(57)	(387)
Share of profit (loss)	419	257	202
Other comprehensive income	(3)		1
Balance at the end of the period	1,186	1,753	1,553
iKang Changzhou
Noncontrolling interest
Balance at the beginning of the period	350	314	503
Share of profit (loss)	236	52	(189)
Other comprehensive income	(31)	(16)
Balance at the end of the period	555	350	$ 314
Beijing Tianzhikangjian
Noncontrolling interest
Balance at the beginning of the period	3,166
Addition of non-controlling interest		5,050
Share of profit (loss)	(97)	(495)
Purchase of non-controlling interest		(1,178)
Other comprehensive income	(203)	(211)
Balance at the end of the period	2,866	3,166
iKang Yinchuan Ciming
Noncontrolling interest
Balance at the beginning of the period	1,785
Addition of non-controlling interest		1,613
Share of profit (loss)	154	241
Other comprehensive income	(118)	(69)
Balance at the end of the period	1,821	1,785
Shandong Ciming Clinics
Noncontrolling interest
Balance at the beginning of the period	1,926
Addition of non-controlling interest		2,416
Share of profit (loss)	(295)	(399)
Other comprehensive income	(120)	(91)
Balance at the end of the period	1,511	1,926
Xi'an iKang
Noncontrolling interest
Balance at the beginning of the period	3,520
Addition of non-controlling interest		3,242
Capital contribution of non-controlling interest holder		457
Share of profit (loss)	(85)	(199)
Other comprehensive income	(219)	20
Balance at the end of the period	3,216	3,520
China Physician Alliance
Noncontrolling interest
Balance at the beginning of the period	519
Addition of non-controlling interest in connection with new establishments		551
Share of profit (loss)	(67)	(39)
Other comprehensive income	(31)	7
Balance at the end of the period	421	519
Guizhou Winstar Medical Center
Noncontrolling interest
Balance at the beginning of the period	4,540
Addition of non-controlling interest		4,446
Share of profit (loss)	(366)	4
Other comprehensive income	(288)	90
Balance at the end of the period	3,886	4,540
Wuhu iKang
Noncontrolling interest
Balance at the beginning of the period	129
Addition of non-controlling interest in connection with new establishments		182
Share of profit (loss)	(56)	(56)
Other comprehensive income	(7)	3
Balance at the end of the period	66	$ 129
Wuxi iKang
Noncontrolling interest
Addition of non-controlling interest in connection with new establishments	130
Share of profit (loss)	(143)
Balance at the end of the period	$ (13)